OTHER ASSETS (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
OTHER ASSETS
Deposit for direct financing lease	$ 182,782	$ 604,748
Advance payment to third party companies	872	98
Other receivables	1,922,667	27,097
Other Assets	$ 2,106,321	$ 631,943